KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF

Supplement dated August 4, 2014 to the currently effective Statutory Prospectus and

Summary Prospectus for the KraneShares Bosera MSCI China A Share ETF

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Effective October 3, 2014, the KraneShares Bosera MSCI China A Share ETF’s current benchmark will change from the MSCI China A Index to the MSCI China A International Index and the following changes will apply to the Prospectuses:

•	In the Fund Summary section of the Prospectus, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark. The Fund’s current benchmark is the MSCI China A International Index (the “Underlying Index”).

•	In the Fund Summary section of the Prospectus, the first two paragraphs under the “Principal Investment Strategies of the Fund” heading are deleted in their entirety and replaced with the following:

In order to seek to track the Underlying Index, under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index and depositary receipts, including American Depositary Receipts (“ADRs”) representing such securities. The Underlying Index is a free-float adjusted market capitalization weighted index and represents large-cap and mid-cap Chinese securities (“A Shares”). Free-float market capitalization is calculated by multiplying a security’s price by the number of shares available in the market, rather than the total number of shares outstanding. As of June 30, 2014, the Underlying Index included approximately 220 securities of companies with a market capitalization range of $415.35 million to $10.2 billion and an average market capitalization of $1.8 billion. A Shares are equity securities issued by companies incorporated in mainland China and are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. Subject to minor exceptions, under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in A Shares only through certain institutional investors that have obtained a license and quota from the Chinese regulators. Bosera Asset Management (International) Co., Ltd. (“Bosera”), the Fund’s Co-Adviser, has received a license as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and has received an initial A Shares quota by China’s State Administration of Foreign Exchange (“SAFE”) for use by the investment products it manages, including the Fund. Bosera may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). Bosera, on behalf of the investment products it manages, may invest in A Shares and other permitted China securities listed on the Shanghai or Shenzhen Stock Exchanges up to the relevant A Shares quota(s).

•	In the Statutory Prospectus, the disclosure included under the “Additional Information About the Fund- Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares Bosera MSCI China A Share ETF seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark. The Fund’s current benchmark is the MSCI China A International Index (the “Underlying Index”). The Fund’s investment objective is non-fundamental. As a result, it may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

•	In the Statutory Prospectus, the disclosure included under the “Additional Information About the Fund- Underlying Index” heading is deleted in its entirety and replaced with the following:

The Fund’s Underlying Index is calculated and maintained by MSCI Inc. (the “Index Provider”).

The Underlying Index is a free float adjusted market capitalization weighted index that is compiled and published by the Index Provider. Free-float market capitalization is calculated by multiplying a security’s price by the number of shares available in the market, rather than the total number of shares outstanding. The Underlying Index represents large-cap and mid-cap Chinese securities listed on the Shanghai Stock Exchange or the Shenzhen Stock Exchange.

The Underlying Index was created on November 25, 2008 with a base value of 1,000 and launched on June 24, 2014. The Underlying Index is constructed and maintained under the MSCI Global Investable Market Indices (“GIMI”) Methodology. The MSCI GIMI methodology is a rules-based methodology used for the construction of the MSCI Global Equity Index series. The Underlying Index represents the A Share constituents of the MSCI China All Securities Index. As of June 30, 2014, the Underlying Index had a free float adjusted market capitalization of $401.052 billion and 220 constituents. Additional information about the Underlying Index is available on the Index Provider’s website.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF

Supplement dated August 4, 2014 to the currently effective Statement of Additional

Information for the KraneShares Bosera MSCI China A Share ETF

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information listed above and should be read in conjunction with the Statement of Additional Information.

Effective October 3, 2014, the KraneShares Bosera MSCI China A Share ETF’s current benchmark will change from the MSCI China A Index to the MSCI China A International Index and the following changes will apply to the Statement of Additional Information:

•	The fourth paragraph under the “Investment Policies, Techniques and Risk Factors- General” heading is deleted in its entirety and replaced with the following:

The Fund’s current benchmark is the MSCI China A International Index (the “Underlying Index”). The Fund seeks to achieve its investment objective by employing a replication strategy, which means that the Fund will typically invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index.

•	The disclosure included under the “Description of the Fund’s Underlying Index” heading is deleted in its entirety and replaced with the following:

The Fund’s Underlying Index is calculated and maintained by MSCI Inc. (the “Index Provider”).

The Underlying Index is a free float adjusted market capitalization weighted index that is compiled and published by the Index Provider. Free-float market capitalization is calculated by multiplying a security’s price by the number of shares available in the market, rather than the total number of shares outstanding. The Underlying Index represents large-cap and mid-cap Chinese securities listed on the Shanghai Stock Exchange or the Shenzhen Stock Exchange.

The Underlying Index was created on November 25, 2008 with a base value of 1,000 and launched on June 24, 2014. The Underlying Index is constructed and maintained under the MSCI Global Investable Market Indices (“GIMI”) Methodology. The MSCI GIMI methodology is a rules-based methodology used for the construction of the MSCI Global Equity Index series. The Underlying Index represents the A Share constituents of the MSCI China All Securities Index. As of June 30, 2014, the Underlying Index had a free float adjusted market capitalization of $401.052 billion and 220 constituents. Additional information about the Underlying Index is available on the Index Provider’s website.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.